 June 18, 2014

BNY MELLON FUNDS TRUST

 BNY Mellon Bond Fund
 BNY Mellon Corporate Bond Fund
 BNY Mellon Intermediate Bond Fund

Supplement to Statement of Additional Information

dated January 1, 2014

The following supersedes and replaces any contrary information in the section of the SAI entitled "Investments, Investment Techniques and Risks":

Fund	Eurodollar and Yankee Dollar Investments	Investment Companies	ETFs	Exchange-Traded Notes	Futures Transactions[10]	Options Transactions[11]
BNY Mellon Bond Fund	✓	✓			✓	✓
BNY Mellon Corporate Bond Fund	✓	✓	✓		✓	✓
BNY Mellon Intermediate Bond Fund	✓	✓			✓	✓

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